Consolidated statements of financial position - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Property, plant and equipment	$ 12,863,570	$ 13,037,192	$ 4,693,318
Intangible assets	21,675,333	23,826,282	24,095,500
Goodwill	3,538,599	3,978,065	3,993,007
Deferred tax assets	4,983	79,702	1,951,154
Deferred expenses	8,538,212
Other non-current assets	449,651	693,548	193,582
Non-current assets	47,070,348	41,614,789	34,926,561
Inventories	11,296,467	6,829,226	4,497,577
Trade receivables	42,634,854	47,041,538	22,990,727
Deferred expenses	4,553,370
Deposits, prepayments and other receivables	11,563,328	7,406,197	892,790
Other receivables	855,781	411,559	798,772
Amount due from a shareholder			106,179
Amount due from a joint venture			180,825
Amounts due from related companies		9,060
Financial assets at fair value through profit or loss	26,746,657	9,906,000
Cash and cash equivalents	134,379,603	35,288,952	14,489,880
Current assets	231,174,279	106,892,532	43,956,750
Total assets	278,244,627	148,507,321	78,883,311
Liabilities
Deferred tax liabilities	596,151	659,498
Preference shares liabilities		486,404,770
Warrant liabilities	8,311,000
Lease liabilities	3,066,826	3,600,232	804,574
Non-current liabilities	11,973,977	490,664,500	804,574
Trade payables	8,571,871	9,979,726	13,436,941
Accrued expenses and other current liabilities	14,735,987	36,280,298	8,929,495
Deferred consideration			1,304,588
Amounts due to shareholders			133,314
Contract liabilities	9,762,974	9,587,245	7,054,586
Lease liabilities	1,874,093	1,666,978	865,283
Trade financing	9,201,820
Convertible securities		0	15,346,113
Tax payable	3,121,962	1,223,487	1,410
Current liabilities	47,268,707	58,737,734	47,071,730
Total liabilities	59,242,684	549,402,234	47,876,304
Equity [abstract]
Share capital	11,098	1,493	53,240,604
Reserves	219,075,867	(400,811,431)	(22,156,191)
Total (equity deficiency)/equity attributable to equity shareholders of the Company	219,086,965	(400,809,938)	31,084,413
Non-controlling interests	(85,022)	(84,975)	(77,406)
Total (equity deficiency)/equity	219,001,943	(400,894,913)	31,007,007
Total equity and liabilities	$ 278,244,627	148,507,321	$ 78,883,311
Previously stated [member]
Assets
Deposits, prepayments and other receivables		$ 7,817,756